Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Tocantinzinho | Discontinued operations
Condensed Cash Flow Statements, Captions [Line Items]
Cash in Subsidiary or Businesses Disposed	$ 340
QMX
Condensed Cash Flow Statements, Captions [Line Items]
Cash acquired	$ 4,311